Defined Benefit Liabilities (Assets) - Details of Defined Benefit Liabilities (Assets) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,121,679	₩ 1,038,320
Fair value of plan assets	(1,292,416)	(1,214,007)
Defined benefit assets	(170,737)	(175,748)
Defined benefit liabilities	₩ 0	₩ 61